Share-based payments (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Outstanding Share Options	The following table illustrates the movements in share options under the Plan during the nine-month period ended September 30, 2024 and for the year ended December 31, 2023

Number of share
options
Outstanding as of January 1, 2023	9,788,750
Granted during the year	2,090,000
Forfeited during the year	(215,000)
Outstanding as of December 31, 2023	11,663,750
Exercisable as of December 31, 2023	—
Granted during the nine-month period	—
Forfeited during the nine-month period	—
Outstanding as of September 30, 2024	11,663,750
Exercisable as of September 30, 2024	—

As of September 30, 2024, there are 11,663,750 Common Options outstanding. Of these, 5,775,625 options have vested, while 5,888,125 options remain unvested.

Exit options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Outstanding Share Options	The following table illustrates the movements in Exit Options during the nine-month period ended September 30, 2024 and for the year ended December 31, 2023.

Number of share
options
Outstanding as of January 1, 2023	2,354,994
Granted during the year	126,664
Forfeited during the year	—
Outstanding as of December 31, 2023	2,481,658
Exercisable as of December 31, 2023	—
Granted during the nine-month period	—
Forfeited during the nine-month period	—
Outstanding as of September 30, 2024	2,481,658
Exercisable as of September 30, 2024	—

Summary of Share-based Payments in Administrative Expenses

As a result of the IPO (See Note 1), all the outstanding Exit Options as of September 30, 2024, have vested.

The share-based payments during the nine-month periods ended September 30, 2024 and 2023 were recognized in administrative expenses as follow:

	For the nine-month periods ended
	September 30, 2024		September 30, 2023
Options granted under the Plan	Ps.	375,280	Ps.	178,157
Exit Options		20,774		124,281
Share-based payments	Ps.	396,054	Ps.	302,438